Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 138,034		$ 123,718		$ 113,805
FVTPL Securities		18,047		16,733		14,711
FVOCI Securities		69,493	[1]	62,819	[1]	48,546
Derivative Assets
Derivative Assets		28,746		39,976		33,294
Derivative Liabilities
Derivative Liabilities		38,265		50,193		$ 44,090
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		138,034		123,718
FVTPL Securities		18,047		16,733
FVOCI Securities		69,493		62,819
Loans		10,534		7,454
Other Assets	[2]	9,626		7,776
Fair value liabilities		91,129		84,156
Securities sold but not yet purchased		43,466		43,781
Structured note liabilities	[3]	39,637		35,300
Structured deposits	[4]	556		341
Other liabilities	[5]	7,470		4,734
Derivative Assets
Derivative Assets		28,746		39,976
Derivative Liabilities
Derivative Liabilities		38,265		50,193
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,545		11,370
FVTPL Securities		594		216
FVOCI Securities		25,686		20,101
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,167		7,169
FVTPL Securities		1,334		1,166
FVOCI Securities		5,278		5,054
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		24,619		20,132
FVTPL Securities		1,821		2,088
FVOCI Securities		7,007		5,880
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		213		279
FVOCI Securities		5,108		5,300
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,058		2,541
FVTPL Securities		49		48
FVOCI Securities		6,434		6,969
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		23,482		21,517
FVTPL Securities		20		19
FVOCI Securities		15,945		15,766
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,943		11,933
FVTPL Securities		8,221		7,362
FVOCI Securities		3,862		3,589
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		296		450
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		56,711		48,327
FVTPL Securities		6,008		5,834
FVOCI Securities		173		160
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		37		1,676
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		10,497		5,778
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,367		13,350
Derivative Liabilities
Derivative Liabilities		11,953		17,801
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		12,532		19,889
Derivative Liabilities
Derivative Liabilities		12,078		19,205
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,797		2,022
Derivative Liabilities
Derivative Liabilities		1,783		1,657
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		5,039		4,690
Derivative Liabilities
Derivative Liabilities		12,440		11,503
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		11		25
Derivative Liabilities
Derivative Liabilities		11		27
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		73,293		71,192
FVTPL Securities		1,796		1,506
FVOCI Securities		14,457		15,473
Other Assets	[2]	7,923		6,020
Fair value liabilities		17,449		22,468
Securities sold but not yet purchased		15,996		20,989
Other liabilities	[5]	1,453		1,479
Derivative Assets
Derivative Assets		1,073		775
Derivative Liabilities
Derivative Liabilities		683		802
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,486		7,503
FVTPL Securities		394		211
FVOCI Securities		12,593		13,251
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		835		3,680
FVTPL Securities		209		444
FVOCI Securities		440		609
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,549		8,822
FVTPL Securities		5		5
FVOCI Securities		930		727
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,040		442
FVOCI Securities		348		480
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,833		2,648
FVTPL Securities		330		25
FVOCI Securities		146		406
Valued using quoted market prices [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10		3
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		56,540		48,094
FVTPL Securities		858		821
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		62		21
Derivative Liabilities
Derivative Liabilities		73		52
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		2		28
Derivative Liabilities
Derivative Liabilities		40		1
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		608		668
Derivative Liabilities
Derivative Liabilities		527		589
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		401		58
Derivative Liabilities
Derivative Liabilities		43		160
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		63,901		51,480
FVTPL Securities		11,908		10,992
FVOCI Securities		54,863		47,186
Loans		10,338		7,268
Other Assets	[2]	32		33
Fair value liabilities		73,667		61,683
Securities sold but not yet purchased		27,470		22,792
Structured note liabilities	[3]	39,637		35,300
Structured deposits	[4]	556		341
Other liabilities	[5]	6,004		3,250
Derivative Assets
Derivative Assets		27,659		39,196
Derivative Liabilities
Derivative Liabilities		37,580		49,380
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,059		3,867
FVTPL Securities		200		5
FVOCI Securities		13,093		6,850
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,332		3,489
FVTPL Securities		1,125		722
FVOCI Securities		4,838		4,445
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		16,070		11,310
FVTPL Securities		1,816		2,083
FVOCI Securities		6,077		5,153
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		213		279
FVOCI Securities		5,108		5,300
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,018		2,099
FVTPL Securities		49		48
FVOCI Securities		6,086		6,489
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		22,668		20,620
FVTPL Securities		20		19
FVOCI Securities		15,945		15,766
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,084		9,173
FVTPL Securities		7,867		7,310
FVOCI Securities		3,716		3,183
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		286		447
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		171		196
FVTPL Securities		831		805
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		37		1,676
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		10,301		5,592
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,305		13,329
Derivative Liabilities
Derivative Liabilities		11,880		17,749
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		12,530		19,861
Derivative Liabilities
Derivative Liabilities		12,038		19,204
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,182		1,349
Derivative Liabilities
Derivative Liabilities		1,255		1,067
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,631		4,632
Derivative Liabilities
Derivative Liabilities		12,397		11,335
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		11		25
Derivative Liabilities
Derivative Liabilities		10		25
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		840		1,046
FVTPL Securities		4,343		4,235
FVOCI Securities		173		160
Loans		196		186
Other Assets	[2]	1,671		1,723
Fair value liabilities		13		5
Other liabilities	[5]	13		5
Derivative Assets
Derivative Assets		14		5
Derivative Liabilities
Derivative Liabilities		2		11
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		814		897
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		26		112
FVTPL Securities		24		27
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities				37
FVTPL Securities		4,319		4,208
FVOCI Securities		173		160
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		196		186
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		7		5
Derivative Liabilities
Derivative Liabilities		1		1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		7
Derivative Liabilities
Derivative Liabilities				8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1		$ 2

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, certain receivables and other items measured at fair value.
[3]	These structured note liabilities included in deposits have been designated at FVTPL.
[4]	This represents certain embedded options related to structured deposits carried at amortized cost, included in deposits.
[5]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits included in deposits that have been designated at FVTPL, as well as certain securitization and structured entities’ liabilities measured at FVTPL.